Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002003977
Document Type	POS AM
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Cre8 Enterprise Limited
Entity Incorporation, State or Country Code	D8
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true